UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

5/31

Date of reporting period:11/30/08

Item 1.  Reports to Stockholders.

Leader Short-Term

Bond Fund

Semi-Annual Report

November 30, 2008

1-800-711-9164

www.leadercapital.com

Leader Short Term Bond Fund Management’s Discussion & Analysis1

Dear Fellow Shareholders:

We are please to present the semi-annual report for the Leader Short Term Bond Fund.  This report covers the financial results and investment activity for the Leader Short Term Bond Fund for the six month period ending November 30, 2008.

June of 2008 to November 2008 we saw credit spreads widen to the most in this century, with high yield at 2000 “over” and investment grade at 1100 “over”.  We began deploying part of our 70% in cash and cash equivalents beginning in September of 2008 to take advantage of this.

We continue to extend maturities to our 3 year mark and believe starting the second quarter of 2009; the Fed will begin to raise interest rates to 7 - 8% over the next 24 months.  Refinancing will be enormous in the first half of 2009.

In the following pages you will find detailed discussions about the Leader Short-Term Bond Fund and its performance since inception of the fund.  We hope you will take a moment to read this information, and let us know if you have any questions about your investment.  You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Short Term Bond Fund and we look forward to serving your investment needs in the years to come.

Sincerely,

John E. Lekas

Portfolio Manager

__________________________

1 The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes.

LEADER SHORT-TERM BOND FUND

EXPENSE EXAMPLES

November 30, 2008 (unaudited)

As a shareholder of the Leader Short-Term Bond Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 through November 30, 2008.  In the case of Class I shares, the actual expense is based on the inception of the Class (October 31, 2008) through November 30, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Leader Short-Term Bond Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 6/1/08	Ending Account Value 11/30/08	Expenses Paid During Period 6/1/08 – 11/30/08*
Class A	$1,000.00	$929.50	$8.85

	Beginning Account Value 10/31/08	Ending Account Value 11/30/08	Expenses Paid During Period 10/31/08 – 11/30/08*
Class I	$1,000.00	$1,003.40	$1.11

Hypothetical (5% return before expenses)	Beginning Account Value 6/1/08	Ending Account Value 11/30/08	Expenses Paid During Period 6/1/08 – 11/30/08**
Class A	$1,000.00	$1,015.89	$9.25
Class I	$1,000.00	$1,018.30	$6.83

*Expenses are equal to the Fund’s annualized expense ratio of 1.83% for Class A and 1.35% for Class I; multiplied by the average account value over the period, multiplied by the number of days in the period (183,30) divided by the number of days in the fiscal year (365).

**Expenses are equal to the Fund’s annualized expense ratio of 1.83% for Class A and 1.35% for Class I; and assumes Class I was in operation for the full six month period, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Leader Short-Term Bond Fund
Investment Highlights
November 30, 2008 (Unaudited)

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of November 30, 2008 is shown below.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS
November 30, 2008 (Unaudited)

	Principal Amount ($)			Coupon Rate (%)	Maturity	Value
			CORPORATE BONDS - 22.72%
	$ 1,000,000		Altria Group, Inc.	8.500	11/10/13	$ 1,004,874
	1,000,000		AMBAC Financial Group, Inc.	6.150	2/7/37	184,680
	700,000		American General Finance Corp. (a)	5.375	10/1/12	288,903
	750,000		American General Finance Corp.	3.875	10/1/09	545,888
	700,000		American International Group, Inc.	4.700	10/1/10	591,406
	500,000		American International Group, Inc.	5.600	10/18/16	301,710
	500,000		Bank of America Corp.	5.490	3/15/19	396,100
	1,000,000		Bear Stearns Cos, Inc.	6.950	8/10/12	1,007,606
	1,000,000		Bombardier, Inc.	8.000	11/15/14	845,000
	10,000		Countrywide Home Loans, Inc.	4.125	9/15/09	9,667
	1,000,000		Daimler Finance North America LLC	6.500	11/15/13	751,947
	1,500,000		Fifth Third Bancorp (a)	4.500	6/1/18	1,142,775
	1,000,000		First Tennessee Bank NA	5.750	12/1/08	1,000,000
	977,000		Goldman Sachs Group, Inc.	7.350	10/1/09	968,042
	4,000,000		Hertz Corp. (a)	10.500	1/1/16	1,790,500
	1,200,000		MBIA Insurance Corp. (a,b)	14.000	1/15/33	600,000
	1,000,000		Merrill Lynch & Co., Inc.	5.450	7/15/14	917,945
	1,000,000		National City Bank	4.625	5/1/13	841,868
	2,400,000		SLM Corp.	5.000	10/1/13	1,715,251
	500,000		United Rentals North America, Inc.	7.000	2/15/14	287,500
	550,000		Wachovia Corp.	6.605	10/1/25	459,441
	600,000		Wachovia Corp.	5.500	8/1/35	423,832
	3,000,000		Washington Mutual, Inc. (a,c)	7.250	11/1/17	603,450
	500,000		William Lyon Homes, Inc.	10.750	4/1/13	107,500
	1,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	6.625	12/1/14	749,899
			TOTAL CORPORATE BONDS (Cost $22,763,850)			17,535,784

			CONVERTIBLE BOND - 0.70%
	1,000,000		Chesapeake Energy Corp.	2.250	12/15/38	538,595
			(Cost $ 500,000)

			FOREIGN BOND - 2.88%
	7,000,000	(d)	International Bank for Reconstruction & Development	18.250	2/6/09	2,222,486
			(Cost $2,780,576)

			U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 2.27%
	242,745		Federal Home Loan Mortgage Corp. Series 3068YO (a,e,f)	0.000	1/15/35	226,512
	335,126		Federal Home Loan Mortgage Corp. Series 3000SG (a,e,g,h)	15.233	6/15/35	314,324
	526,576		Federal Home Loan Mortgage Corp. Series 3107YO (a,e,f)	0.000	2/15/36	455,653
	394,179		Federal Home Loan Mortgage Corp. Series 3213OB (a,e,f)	0.000	9/15/36	389,374
	377,124		Federal Home Loan Mortgage Corp. Series 3213OH (a,e,f)	0.000	9/15/36	362,863
	5,000		U.S. Treasury Strip (b)	0.000	11/15/15	4,016
			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $1,683,826)			1,752,742

	See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2008 (Unaudited)

	Shares			Coupon Rate (%)	Maturity	Value
			AUCTION RATE PREFERRED STOCKS - 17.20%
	18		BlackRock Global Floating Rate Income Trust, Ser. W7 (i,j)	1.744		$ 450,000
	114		Boulder Growth & Income Fund Inc., Ser. M28 (i,j)	3.117		2,850,000
	16		Cohen & Steers Quality Income Realty Fund Inc., Ser M28 (i,j)	2.057		400,000
	42		Cohen & Steers REIT and Preferred Income Fund Inc., Ser. T28 (i,j)	3.149		1,050,000
	16		Cohen & Steers REIT and Utility Income Fund Inc., Ser. F28 (i,j)	3.118		400,000
	78		Dreman/Claymore Dividend & Income Fund Ser T28 (i,j)	3.399		1,950,000
	9		Dreman/Claymore Dividend & Income Fund Ser. W7 (i,j)	1.994		225,000
	27		Eaton Vance Floating-Rate Income Trust Ser. D (i,j)	3.075		675,000
	13		Eaton Vance Floating-Rate Income Trust Ser. E (i,j)	3.117		325,000
	39		Eaton Vance Senior Floating-Rate Trust Ser. C (i,j)	1.367		975,000
	27		Eaton Vance Senior Floating-Rate Trust Ser. D (i,j)	0.962		675,000
	24		Evergreen Multi-Sector Income Fund Ser T28 (i,j)	3.149		600,000
	7		F&C/Claymore Preferred Securities Income Fund, Inc. Ser. M7 (i,j)	3.080		175,000
	20		F&C/Claymore Preferred Securities Income Fund, Inc. Ser. T28 (i,j)	4.100		500,000
	12		Neuberger Berman Real Estate Securities Income Fund, Inc. Ser. H (i,j)	2.686		300,000
	16		Nuveen Floating Rate Income Fund Ser. W (i,j)	1.744		400,000
	53		Tortoise North American Energy Corp. (a,i,j)	2.904		1,325,000
			TOTAL AUCTION RATE PREFERRED STOCKS (Cost $13,275,000)			13,275,000

			PREFERRED STOCKS - 0.94%
	3,800		Federal National Mortgage Association Series 2008-1	8.75		6,992
	130,000		Federal National Mortgage Association Series S	8.25		141,700
	800,000		Wachovia Corp.	7.98		575,527
			TOTAL PREFERRED STOCKS (Cost $2,270,482)			724,219

			EXCHANGE TRADED FUNDS - 9.21%
	20,000		iShares iBoxx $ High Yield Corporate Bond Fund			1,325,000
	40,000		iShares iBoxx Investment Grade Corporate Bond Fund			3,605,600
	50,000		ProShares Ultra Dow30			1,650,000
	20,000		ProShares Ultra QQQ			531,000
			TOTAL EXCHANGE TRADED FUNDS (Cost $7,550,244)			7,111,600

	Principal Amount ($)			Coupon Rate (%)	Maturity	Value
			SHORT-TERM INVESTMENTS - 25.04%
			CERTIFICATES OF DEPOSIT - 1.62%
	$ 250,000		American Express	2.250	2/19/09	250,000
	250,000		Anchorbank	2.900	5/21/09	250,000
	250,000		Beal Bank, SSB	2.700	5/26/09	250,000
	250,000		Citibank	3.100	5/19/09	250,000
	250,000		Fifth Third Bank	2.950	5/19/09	250,000
			TOTAL CERTIFICATES OF DEPOSIT (Cost $1,250,000)			1,250,000

	See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2008 (Unaudited)

	Principal Amount			Coupon Rate (%)	Maturity	Value
			SHORT-TERM INVESTMENTS (Continued) - 25.04%
			COMMERCIAL PAPER - 13.28%
	400,000		Aetna, Inc.	5.850	12/1/08	$ 399,870
	500,000		Alcoa, Inc.	6.550	1/2/09	496,907
	500,000		CVS Corp.	6.150	1/30/09	494,704
	500,000		Cigna Corp.	6.250	1/9/09	496,441
	500,000		DTE Energy Co.	6.000	1/5/09	496,917
	400,000		Dominion Resources, Inc.	6.000	12/1/08	399,867
	500,000		Dow Chemical Co.	6.000	1/30/09	494,833
	500,000		General Mills, Inc.	5.750	1/28/09	495,208
	500,000		ITT Corp.	6.450	1/30/09	494,446
	500,000		Ingersol Rand Global Holdings Co.Ltd.	6.500	1/2/09	496,931
	500,000		Kellogg Co.	4.150	1/5/09	497,867
	500,000		Kraft Foods, Inc.	2.250	12/17/08	499,438
	1,000,000		Eli Lilly & Co.	0.900	12/1/08	999,950
	500,000		Safeway, Inc.	6.000	1/5/09	496,917
	500,000		Staples, Inc.	5.500	1/6/09	497,097
	500,000		Volkswagon of America	5.900	1/23/09	495,493
	1,000,000		Walgreen Co.	0.850	12/1/08	999,953
	500,000		Wellpoint, Inc.	5.600	1/2/09	497,356
	500,000		Whirlpool Corp.	6.450	12/1/08	499,821
			TOTAL COMMERCIAL PAPER (Cost $10,250,014)			10,250,014

			MONEY MARKET - 10.14%
	7,823,894		Fifth Third U.S. Treasury Money Market Fund			7,823,894
			(Cost $7,823,894)

			TOTAL SHORT-TERM INVESTMENTS (Cost $19,323,908)			19,323,908

			TOTAL INVESTMENTS - 80.96% (Cost $70,147,886) (k)			$ 62,484,334
			OTHER ASSETS & LIABILITIES - 19.04%			14,695,352
			NET ASSETS - 100.00%			$ 77,179,686

(a)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
	to qualified institutional buyers. At November 30, 2008, these securities amounted to $600,000 or .78% of net assets.
(c)	Bond in Default - non income producing
(d)	Principal amount stated in Foreign Currency TRL - Turkish Lira
(e)	Collateralized mortgage obligation (CMO)
(f)	Principal only Bond - non income producing
(g)	Variable rate security; the rate shown represents the rate at November 30, 2008.
(h)	Interest only bond
(i)	The Advisor has determined these security to be illiquid.
(j)	Rate shown represents the dividend rate as of November 30, 2008.
(k)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$ 984,418
			Unrealized depreciation			(8,647,970)
			Net unrealized depreciation			$ (7,663,552)

	See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 70,147,886
At value	$ 62,484,334
Cash	47,208
Foreign Currency (cost $1,247,903)	716,009
Receivable for securities sold (see note 8)	12,325,082
Receivable for Fund shares sold	1,102,769
Dividends and interest receivable	885,978
Due from advisor	19,889
Prepaid expenses and other assets	51,706
TOTAL ASSETS	77,632,975

LIABILITIES
Fund shares repurchased	301,704
Distribution (12b-1) fees payable	126,507
Fund accounting fees payable	7,223
Administration fees payable	5,705
Transfer agent fees payable	4,634
Professional fees payable	600
Accrued expenses and other liabilities	6,916
TOTAL LIABILITIES	453,289
NET ASSETS	$ 77,179,686

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 85,974,502
Accumulated net investment income	745,399
Accumulated net realized loss from investment and foreign currency transactions	(1,255,041)
Net unrealized depreciation on:
Investments	(7,663,552)
Foreign currency transaction	(621,622)
NET ASSETS	$ 77,179,686

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 76,495,755
Shares of beneficial interest outstanding	8,703,319
Net asset value per share	$ 8.79
Offering price per share (1)	$ 9.11
Class I Shares:
Net Assets	$ 683,931
Shares of beneficial interest outstanding	77,706
Net asset value per share	$ 8.80

(1) A maximum charge of 3.50% may be imposed on purchases less than $250,000.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$ 1,532,312
Dividends	510,690
TOTAL INVESTMENT INCOME	2,043,002

EXPENSES
Investment advisory fees	330,339
Distribution (12b-1) fees:
Class A	220,211
Administrative services fees	49,909
Legal fees	42,913
Audit fees	39,232
Transfer agent fees	27,987
Accounting services fees	25,812
Custodian fees	24,929
Registration fees	20,594
Printing and postage expenses	17,446
Compliance officer fees	7,466
Insurance expense	1,991
Trustees' fees and expenses	1,350
Other expenses	5,340
TOTAL EXPENSES	815,519

Plus: Expense reimbursement recapture	2,073
Less: Waiver of distribution (12b-1) fees	(12,448)
NET EXPENSES	805,144

NET INVESTMENT INCOME	1,237,858

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from
Investments	(818,211)
Foreign currency transactions	(91,833)
Net realized loss	(910,044)

Net change in unrealized depreciation of investments
Investments	(6,700,899)
Foreign currency transactions	(610,586)
Net change in unrealized depreciation	(7,311,485)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(8,221,529)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (6,983,671)

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended November 30, 2008 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (6,983,671)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Purchases of investment securities	(54,838,164)
Proceeds from sale of investment securities	55,777,689
Sale of short term investment securities, net	15,461,730
Decrease in dividends receivable	78,948
Increase in receivable for securities sold	(12,325,082)
Decrease in receivable from the investment Advisor	454,177
Increase in receivable for capital shares sold	(452,692)
Increase in prepaid expense and other assets	(18,365)
Decrease in accrued expenses	(18,258)
Decrease in payable for capital shares redeemed	(308,829)
Net amortization of premiums on investments	(269,350)
Unrealized depreciation on investments	7,311,485
Net realized loss from investments	910,044
Net cash provided by operating activities	4,779,662

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	31,846,732
Payments for shares redeemed	(35,038,283)
Cash distributions paid	(1,315,227)
Net cash used by financing activities	(4,506,778)

Net Increase in cash	272,884

CASH:
Beginning Balance	490,333
Ending balance	$ 763,217

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008
FROM OPERATIONS
Net investment income	$ 1,237,858	$ 2,696,669
Net realized gain (loss) from investments and foreign currency transactions	(910,044)	1,141,899
Net change in unrealized appreciation (depreciation) on investments
and foreign currency transactions	(7,311,485)	(818,491)
Net increase (decrease) in net assets resulting from operations	(6,983,671)	3,020,077

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(880,032)	(3,127,719)
From net realized gains	(770,406)	(172,079)
Net decrease in net assets from distributions to shareholders	(1,650,438)	(3,299,798)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	29,850,611	81,278,639
Class I	680,894	-
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Class A	1,315,227	2,486,593
Payments for shares redeemed:
Class A	(35,038,283)	(27,885,338)
Net increase (decrease) in net assets from shares of beneficial interest	(3,191,551)	55,879,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,825,660)	55,600,173

NET ASSETS
Beginning of Period	89,005,346	33,405,173
End of Period *	$ 77,179,686	$ 89,005,346
* Includes accumulated net investment income of:	$ 745,399	$ 387,573

SHARE ACTIVITY
Class A:
Shares Sold	3,215,124	8,440,581
Shares Reinvested	140,400	259,299
Shares Redeemed	(3,894,065)	(2,906,690)
Net increase (decrease) in shares of beneficial interest outstanding	(538,541)	5,793,190

Class I:
Shares Sold	77,706	-
Shares Reinvested	-	-
Shares Redeemed	-	-
Net increase in shares of beneficial interest outstanding	77,706	-

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A Shares
		Six Months
		Ended		For the Year	For the Period		For the Period
		November 30, 2008		Ended	Ended		Ended
		(Unaudited)		May 31, 2008	May 31, 2007 (2)		June 30, 2006 (1)
Net asset value, beginning of period		$ 9.63		$ 9.69	$ 9.46		$ 10.00

Activity from investment operations:
	Net investment income	0.13	(3)	0.54	0.47		0.42
	Net realized and unrealized
	gain (loss) on investments	(0.80)		(0.06)	0.23		(0.56)
Total from investment operations		(0.67)		0.48	0.70		(0.14)

Less distributions from:
	Net investment income	(0.09)		(0.52)	(0.47)		(0.40)
	Net realized gains	(0.08)		(0.02)	-		-
Total distributions		(0.17)		(0.54)	(0.47)		(0.40)

Net asset value, end of period		$ 8.79		$ 9.63	$ 9.69		$ 9.46

Total return (4)		(7.05%)		5.27%	7.53%	(5)	'(1.28%)	(5)

Net assets, end of period (000s)		$ 76,496		$ 89,005	$ 33,405		$ 12,694

Ratio of gross expenses to average
	net assets (6)	1.85%	(7,8)	1.97%	2.51%	(7)	3.81%	(7)
Ratio of net expenses to average
	net assets (6)	1.83%	(7,8)	1.85%	1.70%	(7)	1.65%	(7)
Ratio of net investment income (loss)
	to average net assets (6)	2.81%	(7)	4.34%	5.24%	(7)	3.14%	(7)
Ratio of net investment income (loss)
	to average net assets - pre waiver (6)	2.81%	(7)	4.46%	6.05%	(7)	5.30%	(7)

Portfolio Turnover Rate		137.51%	(5)	284.67%	237.15%	(5)	211.39%	(5)

(1)	Fund commenced operations on July 14, 2005.
(2)	Fund changed fiscal year end from June 30 to May 31. This period represents activity from July 1, 2006 through May 31, 2007.
(3)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads.
(5)	Not annualized
(6)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.
(8)	The ratios shown includes the recapture of fees by the Advisor, excluding this recapture, the ratios would have been 1.85% and 1.82%, respectively.

	See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

		Institutional Shares
		For the Period Ended
		November 30, 2008
		(Unaudited)(1)
Net asset value, beginning of period		$ 8.77

Activity from investment operations:
	Net investment income	0.06	(2)
	Net realized and unrealized
	(loss) on investments	(0.03)
Total from investment operations		0.03

Net asset value, end of period		$ 8.80

Total return (3,4)		0.34%

Net assets, end of period (000s)		$ 684

Ratio of gross expenses to average
	net assets (5,6)	2.12%
Ratio of net expenses to average
	net assets (5,6)	1.35%
Ratio of net investment income (loss)
	to average net assets (5,6)	8.18%

Ratio of net investment income (loss)		7.41%
	to average net assets - pre waiver (5,6)
Portfolio Turnover Rate (4)		137.51%

(1)	Class I Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (Unaudited)

(1)	Organization

The Leader Short-Term Bond Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.

On October 17, 2008, the shareholders of the Leader Short-Term Bond Fund, a series of Trust for Professional Managers (“TPM” or the “Predecessor Fund”), approved a proposal to reorganize the Fund into a newly created fund, the Leader Short-Term Bond Fund (the “New Leader Fund”), a series of the Northern Lights Fund Trust

The Fund offers two classes of shares, Class A shares and the Institutional Class shares. The Institutional shares became effective on October 31, 2008.  Class A is subject to a sales charge at the time of purchase, although the shares may be purchased at net asset value (“NAV”) without a sales charge by a certain category of investors.  Institutional shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuation

Securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.    Investments in open-end investment companies are valued at net asset value.  Investments in Auction Rate Preferred Stocks   (“ARPs”) are generally valued based on quotations provided by the Fund’s independent pricing service.  The pricing methodology used by the independent pricing service considers both observable and unobservable inputs, including but not limited to, ongoing reviews of issuer-specific credit events, underlying asset quality, timely dividend payments, and anticipated future redemptions at par value. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used, had an active market for the investment existed, and may vary from ultimate redemption prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2008 (Unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at fair value:

Leader Short-Term Bond Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	7,111,600	-
Level 2 - Other Significant Observable Inputs	55,372,734	-
Level 3 - Significant Unobservable Inputs	$ -	-
Total	62,484,334
* Other financial instruments include futures, forwards and swap contracts.

(b)	Security Transactions and related income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(c)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2008 (Unaudited)

(d)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

(e)	Federal Income Taxes

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Effective November 30, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to the open tax years of 2006 through 2008 as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six months ended November 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

(f)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Indemnifications

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(h)	Expenses

Expenses associated with a specific fund within the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2008 (Unaudited)

(j)	New Accounting Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how the entity accounts for derivatives, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161 and the impact on the Fund’s financial statement disclosures.

(3)	Investment Transactions

For the six months ended November 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $54,838,164 and $55,789,247, respectively.

(4)	Investment Advisor/Transactions with affiliates

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Leader Capital Corporation serves as the Fund’s Investment Advisor (the “Advisor”). Effective as of the close of business on October 17, 2008 the Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration and fund accounting services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .75% of the Fund’s average daily net assets.  For the six months ended November 30, 2008, the Fund incurred $330,339 of advisory fees, with $41,631 remaining payable at November 30, 2008.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which the Fund may invest and extraordinary items) do not exceed 1.65% of Class A’s average daily net assets through June 30, 2007 and 1.85% through September 30, 2009 and not to exceed 1.35% of the Institutional Class shares through September 30, 2009 and shall continue thereafter at the discretion of the Board of Trustees. For the six months ended November 30, 2008, the Institutional Class waived $24.  Effective March 2, 2007, any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.   As of November 30, 2008 the Class A has recovered $2,069 in prior period waivers.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

Year

Amount

2010                 $67,401

2011                 $70,061

2012                 $      24

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2008 (Unaudited)

Pursuant to separate servicing agreements, effective at the close of business on October 17, 2008, GFS is compensated for providing administration and fund accounting services.

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $36,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended November 30, 2008, the Fund incurred expenses of $1,125 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended November 30, 2008, GemCom collected amounts totaling $4,163 for EDGAR and printing services performed.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), Effective October 17, 2008 on behalf of the Fund, which authorizes it to pay Foreside Distribution services, LP (the “Distributor”) a distribution fee of 0.50% of the Fund’s Class A shares average daily net assets for 12b-1 distribution and marketing purposes as well as for shareholder servicing. Prior to October 17, 2008 the Distributor was Quasar Distributors LLC. During the period October 20, 2008 to October 31, 2008 the Distributor waived its 12b-1 fees in the amount of $12,448. The Institutional Shares do not participate in this Plan.  During the six months ended November 30, 2008, the Fund accrued expenses of $220,211 pursuant to the Plan.

(6)	Federal Tax Matters

The tax character of distributions paid during the periods ended May 31, 2008 and May 31, 2007 were as follows:

May 31, 2008

May 31, 2007

Ordinary Income

            $3,280,487

            $1,027,528

Long Term Capital Gain

$     19,311

-

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended May 31, 2008.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2008 (Unaudited)

As of May 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes

 $88,156,066

Gross tax unrealized appreciation

       323,779

Gross tax unrealized depreciation

   (1,306,870)

Net tax unrealized depreciation

      (983,091)

Undistributed ordinary income

      1,157,938

Undistributed long-term capital gain

               288

Total distributable earnings

      1,158,226

Other accumulated gain (loss)

       (335,842)

Total accumulated gain (loss)

$     (160,707)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2008, the following table shows the reclassifications made:

Accumulated Net Investment Income (Loss)

             $758,049

Accumulated Realized Gain/ (Loss)

             $758,047

Paid in Capital

 $

2

For the fiscal year ended May 31, 2008, the permanent book to tax differences related to paydowns, foreign currency, and bifurcation of gains on foreign bonds.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At May 31, 2008, the Fund did not have any capital loss carry forwards.

At May 31, 2008, the Fund deferred, on a tax basis, post-October losses of $324,806.

(7)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically—typically every seven, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate). Please refer to the dividend rates disclosed on the Fund’s Schedule of Investments which represents the default rate, as of November 30, 2008. This default rate may be more or less than the current market interest rate for comparable securities or other debt securities the Fund may invest in.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2008 (Unaudited)

The Advisor believes par value accurately reflects the market value of the ARPS held by the Fund as of November 30, 2008, and because of the failed Dutch auction process, believes they are presently illiquid. See Note 2 for further discussion of the valuation of these securities and the inputs considered.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of November 30, 2008 the Fund held $13,275,000 or 17.21% of net assets in ARPS.  Subsequent to November 30, 2008, $2,525,000 held by the Fund has been redeemed at par value and the Fund’s overall position in ARPS was reduced to 12.36% of net assets as of January 21, 2009.

The Board and the Advisor continue to evaluate alternatives related to the ARPS, including arbitration against parties involved on the sale of the ARPS to the Fund.  Any litigation costs would be outside the expense limitation described in Note 4 and would be paid by the Fund.

(8)	Primary Reserve Fund

At the close of business on September 16, 2008, the Fund held $24,248,196 of the Primary Reserve Money Market Fund (the “Reserve Fund”).  On that date, the Reserve Fund’s holdings in Lehman Brothers Holdings, Inc. became distressed, causing the Reserve Fund’s NAV to fall below $1.00.  The Fund redeemed its holdings in the Reserve Fund on September 17, 2008, but was unable to do so due to heavy redemption requests. On September 22, 2008, the Reserve Fund received an order from the SEC to suspend all rights of redemption. Since this time, the Reserve Fund has been working in connection with the SEC to liquidate and distribute the assets of the Reserve Fund in an orderly manner. The Fund has received 2 payments: one for $12,818,085 on October 31, 2008 and a second payment, subsequent to November 30, 2008, in the amount of $7,100,154.   The second payment was received on December 3, 2008, leaving a receivable of $5,224,928.

The Reserve Management Company has continued to distribute press releases with information on distributable assets and future distribution schedules for the remaining Reserve Fund assets.  Based on these releases on January 9, 2009 the Fund revalued the receivable held on December 3, 2008 from $5,224,928 to $4,986,892. The Reserve Fund has also scheduled a third distribution date on or about the week of February 9, 2009. At this time the Fund is expecting to receive an approximate payment of $1.4 Million.

The Board and the Advisor continue to evaluate alternatives related to the Reserve Fund, including arbitration against parties involved in the management and distribution of the Reserve Fund.  Any litigation costs would be outside the expense limitation described in Note 4 and would be paid by the Fund.

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION

November 30, 2008 (Unaudited)

Approval of Advisory Agreement – Leader Short-Term Bond Fund

In connection with a regular meeting held on June 26, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Predecessor Fund, a peer group of funds and appropriate indices with respect to the Predecessor Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the Adviser’s past performance as the investment adviser to the Predecessor Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.75% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trust’s President discussed the Adviser’s investment philosophy for the Fund and the plans for raising assets.  The Trustees discussed the proposed management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION (Continued)

November 30, 2008 (Unaudited)

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

121 SW Morrison Street

Suite 245

Portland, OR 97204

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/9/09